Label	Element	Value
Innovator U.S. Equity Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.19 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.70%
Innovator U.S. Equity Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.86 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.60%
Innovator U.S. Equity Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $562.26 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.50%)
Innovator U.S. Equity Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $716.77 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.10%)